1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
Alexander C. Karampatsos alexander.karampatsos@dechert.com +1 202 261 3402 Direct +1 617 275 8365 Fax

May 15, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	Hartford Schroders Private Opportunities Fund (File Nos. 333-262271 and 811-23776) - Post-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-2

Ladies and Gentlemen:

Enclosed for filing on behalf of Hartford Schroders Private Opportunities Fund (the “Fund”), a closed-end management investment company, is Post-Effective Amendment No. 1 to the Fund’s registration statement under the Securities Act of 1933 and Amendment No. 4 to the Fund’s registration statement under the Investment Company Act of 1940 (“1940 Act”) on Form N-2 (“Amendment”).

This filing is being made in connection with changes to certain of the Fund’s investment guidelines, changes that could be construed as material. With respect to the Fund, these changes took effect on March 1, 2024, and shareholders of the Fund were notified of the changes by means of a prospectus supplement dated March 1, 2024.

Pursuant to Rule 486(a), the Fund has designated on the facing sheet to the registration statement that the Amendment become effective on July 26, 2024. No fee is required in connection with this filing. If you have any questions relating to this filing, please do not hesitate to contact me at 202.261.3402.

Sincerely,

/s/ Alexander C. Karampatsos
Alexander C. Karampatsos